PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details Narrative) - CNY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	¥ 8.2	¥ 12.3	¥ 13.4